RELATED PARTIES - Bank deposits and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Less non-current portion	₽ (153)	₽ (1,044)
Total bank deposits and liabilities, current	41,198	42,642
MTS Bank
RELATED PARTIES
Total bank deposits and liabilities, related parties	41,351	43,686
Less non-current portion	(153)	(1,044)
Total bank deposits and liabilities, current	41,198	42,642
MTS Bank | Key management personnel of the Group and its parent
RELATED PARTIES
Total bank deposits and liabilities, related parties	31,634	29,658
MTS Bank | Sistema Capital
RELATED PARTIES
Total bank deposits and liabilities, related parties	2,586	239
MTS Bank | Project Michurinskiy
RELATED PARTIES
Total bank deposits and liabilities, related parties	1,448	952
MTS Bank | Sistema Telecom Activy
RELATED PARTIES
Total bank deposits and liabilities, related parties	1,300	1,542
MTS Bank | Yahont
RELATED PARTIES
Total bank deposits and liabilities, related parties	802
MTS Bank | Sitronics
RELATED PARTIES
Total bank deposits and liabilities, related parties	655	525
MTS Bank | Sistema Venture Capital
RELATED PARTIES
Total bank deposits and liabilities, related parties	289	319
MTS Bank | BF-Sistema
RELATED PARTIES
Total bank deposits and liabilities, related parties	244	233
MTS Bank | Sistema
RELATED PARTIES
Total bank deposits and liabilities, related parties	242	4,610
MTS Bank | TelecomCapStroi
RELATED PARTIES
Total bank deposits and liabilities, related parties	211	238
MTS Bank | UK LandProfit
RELATED PARTIES
Total bank deposits and liabilities, related parties	205	599
MTS Bank | Zifrovoe TV
RELATED PARTIES
Total bank deposits and liabilities, related parties	93	536
MTS Bank | Medsi Group
RELATED PARTIES
Total bank deposits and liabilities, related parties	58	745
MTS Bank | BashRES
RELATED PARTIES
Total bank deposits and liabilities, related parties	29	309
MTS Bank | Business Nedvizhimost
RELATED PARTIES
Total bank deposits and liabilities, related parties	8	226
MTS Bank | Leader-Invest
RELATED PARTIES
Total bank deposits and liabilities, related parties	5	433
MTS Bank | Sistema Finance
RELATED PARTIES
Total bank deposits and liabilities, related parties	4	338
MTS Bank | RTI
RELATED PARTIES
Total bank deposits and liabilities, related parties		323
MTS Bank | Other related parties
RELATED PARTIES
Total bank deposits and liabilities, related parties	₽ 1,538	₽ 1,861